Inx Token Warrant Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Inx Token Warrant Liability [Abstract]
Token warrants shares	6,972,192
Warrants new exercise price shares	1,801,500
Token warrants (in Dollars) | $	$ 8